EXHIBIT 99.5

AMC QM-ATR DILIGENCE Report

QM-ATR Diligence Report

Run Date - 4/27/2021 2:02:38 PM

AMC Loan ID	Customer Loan ID	Originator QM Designation	Originator Re Stated QM Designation	Due Diligence QM Designation	Application Date
xxxxxx	710090	Non QM		Non QM	xxxxxx